Share Capital/Treasury Shares - Summary of Treasury Shares (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Treasury Shares [Line Items]
Number of treasury shares, Beginning	0	4,967
Treasury shares value, Beginning	$ 0	$ 68
Early exercised share options vested	0	(4,967)
Early exercised share options vested, subscription price per share		$ 363
Early exercised share options vested, value	$ 0	$ (68)
Number of treasury shares, Ending	0	0
Treasury shares value, Ending	$ 0	$ 0